LEASES - Lease cost (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LEASES
Operating lease cost	¥ 5,428,382	$ 764,572	¥ 4,254,040
Cost of other leases with terms less than one year	80,317	11,312	87,329
Total	¥ 5,508,699	$ 775,884	¥ 4,341,369